9. Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2016
Property, plant and equipment
	2016	2015
	US$’000	US$’000

Office premises	1,866	1,866
Leasehold improvements	155	157
Furniture, fixtures and office equipment	581	635
Motor vehicles	188	155
Testing equipment	30	30
	2,820	2,843

Less: Accumulated depreciation	(2,049)	(2,070)
	771	773

Depreciation expense
	2016	2015	2014
	US$’000	US$’000	US$’000

Depreciation charge	55	56	88

ZHEJIANG JIAHUAN
Property, plant and equipment
	2016	2015
	RMB’000	RMB’000

Buildings	34,724	34,493
Plant and machinery	7,014	7,011
Office equipment	1,206	1,148
Motor vehicles	467	979

	43,411	43,631

Less: Accumulated depreciation	(21,550)	(19,843)

	21,861	23,788

Depreciation expense
	2016	2015	2014
	RMB’000	RMB’000	RMB’000

Depreciation charge	1,707	2,296	2,408

ZHEJIANG TIANLAN
Property, plant and equipment
	2016	2015
	RMB’000	RMB’000

Building and leasehold improvements	56,665	56,696
Furniture, fixtures and office equipment	9,660	9,919
Motor vehicles	4,451	3,780
Plant and machineries	115,349	114,617
Construction in progress	211	-

	186,336	185,012

Less: Accumulated depreciation	(36,496)	(23,281)

	149,840	161,731

Depreciation expense
	2016	2015	2014
	RMB’000	RMB’000	RMB’000

Depreciation charge	14,144	8,473	2,985